American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2024

Short-Term Government - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 66.1%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25	1,820,835	1,771,350
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	1,110,510	1,045,090
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	128,178	121,663
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	1,013,710	1,015,201
U.S. Treasury Notes, 2.00%, 2/15/25	1,000,000	979,590
U.S. Treasury Notes, 5.00%, 8/31/25	10,500,000	10,493,233
U.S. Treasury Notes, 5.00%, 10/31/25(1)	6,000,000	6,001,289
U.S. Treasury Notes, 4.25%, 1/31/26	1,000,000	990,508
U.S. Treasury Notes, 4.625%, 6/30/26(2)	1,000,000	998,223
U.S. Treasury Notes, 4.375%, 8/15/26	4,000,000	3,974,375
U.S. Treasury Notes, 4.625%, 9/15/26	15,500,000	15,481,836
U.S. Treasury Notes, 0.875%, 9/30/26	1,500,000	1,380,732
U.S. Treasury Notes, 4.625%, 11/15/26	28,000,000	27,991,250
U.S. Treasury Notes, 4.375%, 12/15/26	2,500,000	2,485,986
U.S. Treasury Notes, 1.75%, 12/31/26	2,000,000	1,866,875
U.S. Treasury Notes, 4.125%, 2/15/27	2,500,000	2,471,582
U.S. Treasury Notes, 4.25%, 3/15/27	13,500,000	13,393,477
U.S. Treasury Notes, 4.50%, 5/15/27	22,000,000	21,973,359
U.S. Treasury Notes, 4.625%, 6/15/27	5,300,000	5,315,527
TOTAL U.S. TREASURY SECURITIES (Cost $119,599,267)		119,751,146
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.4%
FHLMC, Series 3114, Class FT, VRN, 5.80%, (30-day average SOFR plus 0.46%), 9/15/30	104,626	104,343
FHLMC, Series 3200, Class FP, VRN, 5.65%, (30-day average SOFR plus 0.31%), 8/15/36	334,816	329,835
FHLMC, Series 3206, Class FE, VRN, 5.85%, (30-day average SOFR plus 0.51%), 8/15/36	133,526	131,899
FHLMC, Series 3231, Class FA, VRN, 5.85%, (30-day average SOFR plus 0.51%), 10/15/36	149,692	148,304
FHLMC, Series 3301, Class FA, VRN, 5.75%, (30-day average SOFR plus 0.41%), 8/15/35	144,782	143,389
FHLMC, Series 3380, Class FP, VRN, 5.80%, (30-day average SOFR plus 0.46%), 11/15/36	169,294	167,742
FHLMC, Series 3508, Class PF, VRN, 6.30%, (30-day average SOFR plus 0.96%), 2/15/39	54,944	55,136
FHLMC, Series 3587, Class FB, VRN, 6.23%, (30-day average SOFR plus 0.89%), 2/15/36	175,060	175,978
FHLMC, Series J22F, Class A2, SEQ, 4.09%, 9/25/24	159,429	158,507
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	774,528	764,903
FHLMC, Series K045, Class A2, SEQ, 3.02%, 1/25/25	650,656	640,742
FHLMC, Series K048, Class A2, SEQ, VRN, 3.28%, 6/25/25	346,000	339,443
FHLMC, Series K049, Class A2, SEQ, 3.01%, 7/25/25	1,086,824	1,061,239
FHLMC, Series K058, Class A2, SEQ, 2.65%, 8/25/26	1,948,000	1,855,888
FHLMC, Series K058, Class AM, SEQ, VRN, 2.72%, 8/25/26	2,000,000	1,904,928
FHLMC, Series K059, Class AM, SEQ, VRN, 3.17%, 9/25/26	2,500,000	2,400,864
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	1,471,000	1,408,682
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	944,159	899,842
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	3,900,000	3,708,030
FHLMC, Series K727, Class A2, SEQ, 2.95%, 7/25/24	221,889	221,034
FHLMC, Series K733, Class A2, SEQ, 3.75%, 8/25/25	1,758,896	1,726,849
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	380,000	369,264
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	1,990,000	1,892,340
FHLMC, Series K739, Class A1, SEQ, 0.52%, 11/25/26	1,409,992	1,362,752
FHLMC, Series KC02, Class A2, SEQ, 3.37%, 7/25/25	906,465	888,136
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	807,017	783,064
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	309,665	301,696
FHLMC, Series KJ33, Class A2, SEQ, 1.57%, 7/25/32	1,385,273	1,268,949

FHLMC, Series KPLB, Class A, SEQ, 2.77%, 5/25/25	2,736,000	2,668,440
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	2,060,000	1,968,531
FNMA, Series 2006-11, Class FA, VRN, 5.75%, (30-day average SOFR plus 0.41%), 3/25/36	140,683	139,626
FNMA, Series 2006-60, Class KF, VRN, 5.75%, (30-day average SOFR plus 0.41%), 7/25/36	396,807	393,674
FNMA, Series 2006-72, Class TE, VRN, 5.75%, (30-day average SOFR plus 0.41%), 8/25/36	170,100	168,210
FNMA, Series 2009-33, Class FB, VRN, 6.27%, (30-day average SOFR plus 0.93%), 3/25/37	211,914	213,596
FNMA, Series 2009-89, Class FD, VRN, 6.05%, (30-day average SOFR plus 0.71%), 5/25/36	105,198	105,400
FNMA, Series 2014-M9, Class A2, SEQ, VRN, 3.10%, 7/25/24	41,470	41,307
FNMA, Series 2017-M10, Class AV2, SEQ, VRN, 2.59%, 7/25/24	236,006	235,072
FNMA, Series 2017-M15, Class AV2, SEQ, VRN, 2.58%, 11/25/24	293,988	291,365
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,801,949	1,678,285
GNMA, Series 2010-14, Class QF, VRN, 5.89%, (1-month SOFR plus 0.56%), 2/16/40	265,613	265,216
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,670,384)		33,382,500
U.S. GOVERNMENT AGENCY SECURITIES — 4.9%
FHLB, 5.50%, 6/2/25	2,000,000	1,998,585
FHLB, 0.96%, 3/5/26	2,500,000	2,341,318
FHLB, 4.625%, 11/17/26	2,000,000	1,998,435
FHLB, 4.125%, 1/15/27	1,000,000	988,524
FHLB, 4.75%, 4/9/27	600,000	601,857
FHLB, 4.00%, 6/30/28	1,000,000	972,411
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,973,078)		8,901,130
ASSET-BACKED SECURITIES — 4.1%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 6.02%, (1-month SOFR plus 0.69%), 11/25/71	713,942	709,240
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 6.14%, (1-month SOFR plus 0.81%), 1/25/72	673,888	671,207
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 6.02%, (30-day average SOFR plus 0.68%), 11/25/70(3)	946,366	933,277
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 6.16%, (1-month SOFR plus 0.81%), 3/25/61	163,358	162,346
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 6.01%, (1-month SOFR plus 0.68%), 8/25/61	667,294	658,131
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(3)	225,826	200,062
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 6.04%, (3-month SOFR plus 0.71%), 8/23/36(3)	930,473	927,456
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(3)	357,341	325,990
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 6.01%, (1-month SOFR plus 0.68%), 9/25/61	813,587	802,988
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 6.03%, (1-month SOFR plus 0.68%), 10/25/61	1,266,556	1,259,535
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.97%, (30-day average SOFR plus 0.64%), 5/25/70(3)	673,651	668,759
TOTAL ASSET-BACKED SECURITIES (Cost $7,241,059)		7,318,991
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, SEQ, 3.37%, 10/10/47	69,247	69,123
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, SEQ, 2.88%, 2/10/48	590,277	587,404
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, SEQ, 2.94%, 4/10/48	654,285	643,005
COMM Mortgage Trust, Series 2015-CR23, Class A3, SEQ, 3.23%, 5/10/48	395,658	390,613
COMM Mortgage Trust, Series 2015-DC1, Class A4, SEQ, 3.08%, 2/10/48	328,597	326,278
COMM Mortgage Trust, Series 2016-DC2, Class A4, SEQ, 3.50%, 2/10/49	496,233	481,954
GS Mortgage Securities Trust, Series 2015-GC28, Class A4, SEQ, 3.14%, 2/10/48	381,916	380,706
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, SEQ, 3.41%, 9/15/58	695,219	681,579
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A4, SEQ, 2.93%, 4/15/50	654,000	642,413
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3, SEQ, 3.57%, 9/15/58	507,491	496,912
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A3, SEQ, 3.45%, 12/15/48	425,412	414,298
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,029,382)		5,114,285

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FNMA, VRN, 6.17%, (1-year RFUCC plus 1.74%), 5/1/42	698,712	721,459
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	53,211	50,577
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	48,892	46,417
		818,453
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FNMA, 3.17%, 1/1/27	1,500,000	1,439,064
FNMA, 7.00%, 5/1/32	37,305	38,374
FNMA, 7.00%, 5/1/32	5,875	6,042
FNMA, 7.00%, 6/1/32	38,169	39,272
FNMA, 7.00%, 8/1/32	4,298	4,421
		1,527,173
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,347,216)		2,345,626
CORPORATE BONDS — 0.2%
Consumer Finance — 0.2%
Ulani MSN 35940 LLC, 2.23%, 5/16/25 (Cost $430,890)	436,667	428,844
SHORT-TERM INVESTMENTS — 3.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,718	24,718
Repurchase Agreements — 2.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $325,367), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $318,878)		318,737
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/27, valued at $3,484,355), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $3,417,509)		3,416,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.125% - 2.25%, 12/31/24 - 2/15/31, valued at $1,302,151), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $1,276,563)		1,276,000
		5,010,737
Treasury Bills(4) — 0.5%
U.S. Treasury Bills, 5.35%, 12/26/24	1,000,000	974,734
TOTAL SHORT-TERM INVESTMENTS (Cost $6,010,063)		6,010,189
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $183,301,339)		183,252,711
OTHER ASSETS AND LIABILITIES — (1.1)%		(1,978,357)
TOTAL NET ASSETS — 100.0%		$181,274,354

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	20	September 2024	$4,084,375	$(2,117)
U.S. Treasury 5-Year Notes	1	September 2024	106,578	(158)
			$4,190,953	$(2,275)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $260,056.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,055,544, which represented 1.7% of total net assets.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$119,751,146	—
Collateralized Mortgage Obligations	—	33,382,500	—
U.S. Government Agency Securities	—	8,901,130	—
Asset-Backed Securities	—	7,318,991	—
Commercial Mortgage-Backed Securities	—	5,114,285	—
U.S. Government Agency Mortgage-Backed Securities	—	2,345,626	—
Corporate Bonds	—	428,844	—
Short-Term Investments	$24,718	5,985,471	—
	$24,718	$183,227,993	—
Liabilities
Other Financial Instruments
Futures Contracts	$2,275	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.